RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Business services revenues	$ 133	$ 144	$ 287	$ 264
Accounts and other receivable, net	155		155		$ 98
Accounts payable and other	$ 234		$ 234		$ 97